UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM NQ

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22341

THE ACADIA MUTUAL FUNDS

 (Exact name of registrant as specified in charter)

One Penn Plaza, 36th Floor, New York, NY 10119

 (Address of principal executive offices) (Zip code)

Eric D. Jacobs

Michael E. Hogue

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 671-1111

Date of fiscal year end: June 30

Date of reporting period: September 30 ,2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

	The Acadia Principal Conservation Fund
	Schedule of Investments
	September 30, 2011 (Unaudited)

Shares		Value

CORPORATE DEBENTURES - 34.28% *

Commercial Banks - 7.97%
3,558	BB&T Capital Trust V Trust Preferred Securities, 8.950%, 09/15/2063	$ 93,718
3,698	Wachovia Capital Trust X Trust Preferred Securities, 7.850%, 12/01/2067	92,746
		186,464
Corporate Bonds - 14.89%
100,000	Hasboro, 6.600%, 07/15/2028	113,092
79,000	Masco Corp., 7.750%, 08/01/2029	74,971
100,000	Union Carbide Chemicals, 7.875%, 04/01/2023	117,000
45,000	US West Communications, Inc., 6.875%, 09/15/2033	43,436
		348,499
Life/Health Insurance - 4.06%
3,435	Prudential Financial Inc., Junior Subordinated Notes, 9.000%, 06/15/2038	95,149

Real Estate Developers - 3.41%
2,980	Vornado Realty LP. Public Income Notes, 7.875%, 10/01/2039	79,864

State Commercial Banks - 3.95%
3,597	M&T Bank, Trust Preferred Securities, 8.500%, 01/31/2068	92,407

TOTAL CORPORATE DEBENTURES (Cost $823,714) - 34.28%		802,383

SHORT TERM INVESTMENTS - 62.48%
724,217	Flagstar Bank 1.09% ** (Cost $724,217)	724,217
237,719	Huntington Conservative Deposit Account 0.015% ** (Cost $237,720)	237,719
250,595	State Farm Bank Money Market 0.95% ** (Cost $250,595)	250,595
250,000	Sterling National Bank Money Market 0.65% ** (Cost $250,000)	250,000

TOTAL SHORT TERM INVESTMENTS (Cost $1,462,531) - 62.48%		1,462,531

TOTAL INVESTMENTS (Cost $2,286,245) - 96.76%		2,264,914

OTHER ASSETS LESS LIABILITIES - 3.24%		75,897

NET ASSETS - 100.00%		$ 2,340,811

* Percentages are based on total investments.
** Variable Rate Security, the coupon rate shown represents the yield at September 30, 2011.
The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
Acadia Principal Conservation Fund
1. SECURITY TRANSACTIONS
At September 30, 2011, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $2,286,245 amounted to $20,938, which consisted of aggregate gross unrealized appreciation of $1,997 and aggregate gross unrealized depreciation of $22,935.

2. SECURITY VALUATION

Securities are valued at the last reported sales price, or in the case of securities where there is no reported last sale, the closing bid price.  Securities for which market quotations are not readily available are valued at their fair values as determined in good faith by, or under, the supervision of the Company's Board of Directors in accordance with methods that have been authorized by the Board.  Short-term investments (maturities of 60 days or less) are valued at amortized cost that approximates market value.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“ASC 820”), effective January 1, 2008. In accordance with ASC 820, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 also established a framework for measuring fair value, and a three – level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability on market data obtained from sources independent of the Fund.  Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  Each investment is assigned a level based upon the observability of the inputs that are significant to the overall valuation.  The three-tier hierarchy of inputs is summarized below.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$0	$0	0	$0
Corporate Debentures	$802,383	$0	0	$802,383
Convertible Bonds	$0	$0	0	$0
Cash Equivalents	$1,462,531	$0	0	$1,462,531
Total	$2,264,914	$0	0	$2,264,914

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ACADIA MUTUAL FUNDS

By /s/ Eric Jacobs

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* Eric Jacobs,

President

Date 11/29/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Eric Jacobs

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* Eric Jacobs,

President

Date 11/29/2011